Other Loss (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2019	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2015	Jan. 27, 2010
Other Income (Loss) [Line Items]
Gain (loss) on bond repurchases			$ 1,470,000	$ (10,601,000)	$ (1,772,000)
Credit loss provision			(16,997,000)	0	0
Gain (loss) on bond repurchases			1,470,000	(10,601,000)	(1,772,000)
Loss on lease extinguishment			0	(1,417,000)	0
Miscellaneous loss			(2,535,000)	(2,457,000)	(241,000)
Other loss			(18,062,000)	(14,475,000)	(2,013,000)
Teekay Parent
Other Income (Loss) [Line Items]
Other loss			$ 20,572,000	(5,662,000)	$ (6,008,000)
Senior Notes due 2022 [Member]
Other Income (Loss) [Line Items]
Repayments of senior debt		$ 460,900,000
Senior Notes Due 2020 [Member]
Other Income (Loss) [Line Items]
Gain (loss) on bond repurchases				10,600,000
Gain (loss) on bond repurchases				10,600,000
Senior Notes (8.5%) due January 15, 2020
Other Income (Loss) [Line Items]
Repayments of senior debt				$ 613,300,000
Debt Instrument, Face Amount						$ 200,000,000	$ 450,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			8.50%	8.50%		8.50%	8.50%
Senior Notes (8.5%) due January 15, 2020 | Teekay Parent
Other Income (Loss) [Line Items]
Gain (loss) on bond repurchases			$ 1,500,000
Repayments of senior debt				$ 613,300,000
Debt Instrument, Face Amount						$ 200,000,000	$ 450,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			8.50%	8.50%			8.50%
Gain (loss) on bond repurchases			$ 1,500,000
Senior Notes due 2022 [Member]
Other Income (Loss) [Line Items]
Debt Instrument, Repurchased Face Amount			6,600,000
Debt Instrument, Repurchase Amount			$ 6,200,000
Debt Instrument, Face Amount		$ 250,000,000.0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		9.25%	9.25%	9.25%
Senior Notes due 2022 [Member] | Teekay Parent
Other Income (Loss) [Line Items]
Debt Instrument, Face Amount		$ 250,000,000.0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		9.25%	9.25%	9.25%
Teekay Parent [Member]
Other Income (Loss) [Line Items]
Gain (loss) on bond repurchases			$ 1,500,000
Gain (loss) on bond repurchases			1,500,000
September 2019 Transaction [Member] | Teekay LNG | Torben Spirit [Member]
Other Income (Loss) [Line Items]
Sale Leaseback Transaction, Lease Terms	7.5
Loss on lease extinguishment			1,400,000
Other Nonoperating Income (Expense) [Member] | Teekay LNG
Other Income (Loss) [Line Items]
Loss on lease extinguishment			$ 1,400,000